CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
CURRENT AND DEFERRED TAXES	CURRENT AND DEFERRED TAXES
In the year ended December 31, 2023 the income tax provision was calculated and recorded, applying the semi-integrated tax system and a rate of 27%, based on the provisions of the Law. No. 21,210, published in the Official Gazette of the Republic of Chile, dated February 24, 2020, which updates the Tax Legislation.
The net result for deferred tax corresponds to the variation of the period, of the assets and liabilities for deferred taxes generated by temporary differences and tax losses.
For the permanent differences that give rise to a book value of assets and liabilities other than their tax value, no deferred tax has been recorded since they are caused by transactions that are recorded in the financial statements and that will have no effect on income tax expense.

(a.1)Current taxes
(a.1)    The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	18,982	18,559	—	—	18,982	18,559
Other recoverable credits	28,048	14,474	—	—	28,048	14,474
Total current tax assets	47,030	33,033	—	—	47,030	33,033

(a.2)    The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	2,371	1,026	—	—	2,371	1,026
Total current tax liabilities	2,371	1,026	—	—	2,371	1,026
(b)    Deferred taxes
The balances of deferred tax are the following:

	Assets		Liabilities
Concept	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$
Properties, Plants and equipment	(941,136)	(1,006,814)	70,745	81,326
Assets by right of use	(585,957)	(367,112)	54	70
Lease Liabilities	792,781	586,878	(74)	(115)
Amortization	(112,002)	(88,172)	10	10
Provisions	222,409	9,133	81,091	69,519
Revaluation of financial instruments	(889)	2,438	—	—
Tax losses	613,264	852,654	(86,320)	(94,005)
Intangibles	—	—	300,359	270,512
Other	16,312	16,910	16,494	17,308
Total	4,782	5,915	382,359	344,625

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(b.1)From January 1 to December 31, 2021

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,396,337)	187,644	—	—	(1,208,693)
Assets for right of use	(637,114)	64,387	—	—	(572,727)
Lease Liabilities	815,785	(42,656)	—	—	773,129
Amortization	(65,148)	20,533	—	—	(44,615)
Provisions	194,614	360,696	(2,783)	—	552,527
Revaluation of financial instruments	(18,133)	1,616	(58)	—	(16,575)
Tax losses (*)	1,557,737	(1,112,075)	—	—	445,662
Intangibles	(270,681)	(1,394)	—	17,920	(254,155)
Others	(187)	(87)	—	—	(274)
Total	180,536	(521,336)	(2,841)	17,920	(325,721)
(b.2)From January 1 to December 31, 2022

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,208,693)	120,553	—	—	(1,088,140)
Assets for right of use	(572,727)	205,545	—	—	(367,182)
Lease Liabilities	773,129	(186,136)	—	—	586,993
Amortization	(44,615)	(43,567)	—	—	(88,182)
Provisions	552,527	(613,480)	567	—	(60,386)
Revaluation of financial instruments	(16,575)	19,248	(235)	—	2,438
Tax losses (*)	445,662	500,997	—	—	946,659
Intangibles	(254,155)	2,114	—	(18,471)	(270,512)
Others	(274)	(124)	—	—	(398)
Total	(325,721)	5,150	332	(18,471)	(338,710)

(b.3)From January 1 to December 31, 2023

	Opening balance Assets/(liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,088,140)	76,259	—	—	(1,011,881)
Assets for right of use	(367,182)	(218,829)	—	—	(586,011)
Lease Liabilities	586,993	205,862	—	—	792,855
Amortization	(88,182)	(23,830)	—	—	(112,012)
Provisions	(60,386)	200,953	751	—	141,318
Revaluation of financial instruments	2,438	(6,931)	3,604	—	(889)
Tax losses (*)	946,659	(247,075)	—	—	699,584
Intangibles	(270,512)	(6,207)	—	(23,640)	(300,359)
Others	(398)	216	—	—	(182)
Total	(338,710)	(19,582)	4,355	(23,640)	(377,577)

(*) Unrecognized deferred tax assets:

Deferred tax assets are recognized to the extent that it is probable that sufficient taxable profits will be generated in the future. In total the Company has not recognized deferred tax assets for ThUS$3,572,528 at December 31, 2023 (ThUS$3,651,023 as of December 31, 2022) which include deferred tax assets related to negative tax results of ThUS$12,206,634 at December 31, 2023 (ThUS$14,930,487 at December 31, 2022).

As stated in note 2c) the Company filed a Reorganization Plan and Disclosure Statement in which, among other items, financial forecasts were included together with the proposed issuance of new shares and convertible notes. With that information the Company´s management updated its analysis on the recoverability of deferred tax assets and determined that during the time covered by the financial forecast it will not be probable that part of such deferred tax assets may be offset by future taxable profits. Therefore, the Company during the fourth quarter of 2021 derecognized deferred tax assets not considered recoverable in the amount of ThUS$1,251,912.

As of December 31, 2022, the Management of the subsidiary Lan Cargo S.A., taking into account financial projections for future years, company derecognized DTA in the amount of Th US$6,173 because it is not probable that future taxable profits would be generated in the future.
(Expenses)/income from deferred taxes and income tax:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Income tax (expense)/benefit
Current tax (expense) benefit	(12,659)	(14,064)	(47,139)
Adjustments to the current tax of the previous year	(193)	—	(460)
Total current tax (expense) benefit	(12,852)	(14,064)	(47,599)
Deferred income taxes
(Expense)/benefit for deferred tax recognition for tax losses (*)	17,492	—	—
Deferred income for relative taxes to the creation and reversal of temporary differences	(19,582)	5,150	(521,336)
Total deferred income tax	(2,090)	5,150	(521,336)
Income tax (expense)/benefit	(14,942)	(8,914)	(568,935)

Income tax (expense)benefit

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Current tax (expense) benefit, foreign	(10,410)	19,573	(9,943)
Current tax (expense) benefit, domestic	(2,442)	(33,637)	(37,656)
Total current tax (expense) benefit	(12,852)	(14,064)	(47,599)

Foreign Deferred tax (expense) benefit, for tax losses compensation (*)	17,492	—	—
Deferred tax (expense) benefit, foreign	(10,780)	(532)	4,309
Deferred tax (expense) benefit, domestic	(8,802)	5,682	(525,645)
Total deferred tax (expense)benefit	(2,090)	5,150	(521,336)
Income tax (expense)/benefit	(14,942)	(8,914)	(568,935)

(*) As a result of an agreement reached with the Brazilian tax authority TAM Linhas Aereas S.A. was authorized to use part of its available tax losses to pay some tax contingencies. As the company does not have recognized deferred tax asset for those tax losses, it was recognized as income to write off those tax contingencies.
Income before tax from the Chilean legal tax rate (27% as of December 31, 2023, December 31, 2022 and December 31, 2021)

	For the year ended At December 31,			For the year ended At December 31,
	2023	2022	2021	2023	2022	2021
	ThUS$	ThUS$	ThUS$	%	%	%
Income tax benefit/(expense) using the legal tax rate	(161,053)	(363,434)	1,102,736	-27.00	-27.00	-27.00
Tax effect by change in tax rate	—	9,016	—	—	0.67	—
Tax effect of rates in other jurisdictions	(50,042)	20,398	54,775	-8.39	1.52	-1.34
Tax effect of non-taxable income	25,459	1,201,618	9,444	4.27	89.27	-0.23
Tax effect of disallowable expenses	(23,272)	(33,855)	(30,928)	-3.90	-2.52	0.76
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	53,162	90,823	205,458	8.91	6.75	-5.03
Tax effect for goodwill impairment losses	—	—		—	—
Derecognition of deferred tax assets not recoverable	—	(6,173)	(1,251,912)	—	-0.46	30.65
Deferred tax asset not recognized	157,089	(990,095)	(667,702)	26.34	-73.56	16.35
Other increases (decreases)	(16,285)	62,788	9,194	-2.73	4.66	-0.23
Total adjustments to tax expense using the legal rate	146,111	354,520	(1,671,671)	24.50	26.33	40.93
Income tax benefit/(expense) using the effective rate	(14,942)	(8,914)	(568,935)	-2.50	-0.67	13.93

Deferred taxes related to items charged to equity:

	For the year ended At December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	4,355	332	(2,841)